UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Fiscal quarter ended December 31, 2004

Item 1. Schedule of Investments.

CALVERT IMPACT FUND
CALVERT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

EQUITY SECURITIES - 99.4%	Shares	Value

Air Transportation - 1.5%
FedEx Corp.	33,300	$3,279,717

Automobiles - 0.7%
Toyota Motor Corp. (ADR)	19,900	1,629,213

Banks - Outside New York City - 0.9%
Bank of America Corp.	17,768	834,918
US Bancorp	39,400	1,234,008

		2,068,926

Biotechnology - Research & Production - 2.0%
Amgen, Inc.*	68,000	4,362,200

Chemicals - 0.8%
Ecolab, Inc.	47,400	1,665,162

Communications & Media - 0.7%
Time Warner, Inc.*	84,000	1,632,960

Communications Technology - 4.9%
Juniper Networks, Inc.*	114,633	3,116,871
NCR Corp.*	49,300	3,413,039
Qualcomm, Inc.	97,800	4,146,720

		10,676,630

Computer - Services, Software & Systems - 6.2%
Adobe Systems, Inc.	39,100	2,453,134
Affiliated Computer Services, Inc.*	37,500	2,257,125
Autodesk, Inc.	136,800	5,191,560
Citrix Systems, Inc.*	67,600	1,658,228
Symantec Corp.*	80,600	2,076,256

		13,636,303

Computer Technology - 7.2%
Apple Computer, Inc.*	157,900	10,168,760
Dell, Inc.*	105,900	4,462,626
International Business Machines Corp.	12,700	1,251,966

	Shares	Value

		15,883,352

Consumer Electronics - 4.3%
Garmin Ltd.	51,200	3,115,008
Harman International Industries, Inc.	33,300	4,229,100
Yahoo!, Inc.*	58,800	2,215,584

		9,559,692

Consumer Products - 1.0%
Gillette Co.	47,700	2,136,006

Cosmetics - 0.8%
Estee Lauder Co.’s, Inc.	38,900	1,780,453

Diversified Financial Services - 2.0%
Chicago Mercantile Exchange Holdings, Inc.	10,200	2,332,740
Goldman Sachs Group, Inc.	20,100	2,091,204

		4,423,944

Diversified Production - 0.4%
Danaher Corp.	16,600	953,006

Drug & Grocery Store Chains - 2.5%
CVS Corp.	28,500	1,284,495
Smart & Final, Inc.*	72,900	1,049,031
Walgreen Co.	82,900	3,180,873

		5,514,399

Drugs & Pharmaceuticals - 5.0%
Bristol - Myers Squibb Co.	206,500	5,290,530
Eon Labs, Inc.*	32,700	882,900
Hospira, Inc.*	60,634	2,031,239
Johnson & Johnson	2,744	174,025
Pfizer, Inc.	97,500	2,621,775

		11,000,469

Electronic Equipment & Components - 0.2%
Molex, Inc.	17,300	519,000

Electronics - Medical Systems - 0.4%
Medtronic, Inc.	18,900	938,763

Electronics - Semiconductors / Components - 1.2%
Linear Technology Corp.	22,800	883,728
Marvell Technology Group Ltd.*	47,900	1,699,013

		2,582,741

	Shares	Value

Finance - Small Loan - 2.0%
SLM Corp.	81,500	4,351,285

Financial Data Processing Services - 0.2%
First Data Corp.	10,854	461,729

Financial Information Services - 1.3%
Moody’s Corp.	22,500	1,954,125
Reuters Group plc (ADR)	20,600	884,770

		2,838,895

Healthcare Facilities - 0.9%
American Healthways, Inc.*	60,000	1,982,400

Healthcare Services - 1.3%
WellPoint, Inc.*	25,800	2,967,000

Home Building - 1.0%
NVR, Inc.*	2,700	2,077,380

Household Equipment & Products - 1.5%
Black & Decker Corp.	38,100	3,365,373

Identification Control & Filter Devices - 1.5%
Parker Hannifin Corp.	43,900	3,324,986

Insurance - Multi-Line - 3.0%
American International Group, Inc.	36,300	2,383,821
Hartford Financial Services, Inc.	22,100	1,531,751
Safeco Corp.	51,200	2,674,688

		6,590,260

Insurance - Property & Casualty - 0.6%
Progressive Corp.	15,500	1,315,020

Investment Management Companies - 1.3%
SEI Investments Co.	66,000	2,767,380

Jewelry Watches & Gems - 0.8%
Fossil, Inc.*	66,300	1,699,932

Machinery - Agricultural - 2.2%
Deere & Co.	64,700	4,813,680

Medical & Dental - Instruments & Supplies - 1.2%
Biomet, Inc.	40,600	1,761,634
Stryker Corp.	19,300	931,225

	Shares	Value

		2,692,859

Mexico - 0.5%
America Movil, SA de CV (ADR)	21,000	1,099,350

Multi-Sector Companies - 0.7%
3M Co.	17,700	1,452,639

Office Furniture & Business Equipment - 0.9%
Canon, Inc. (ADR)	6,900	374,394
Lexmark International, Inc.*	11,400	969,000
Xerox Corp.*	35,200	598,752

		1,942,146

Oil - Crude Producers - 4.6%
Chesapeake Energy Corp.	205,000	3,382,500
EOG Resources, Inc.	45,800	3,268,288
XTO Energy, Inc.	99,000	3,502,620

		10,153,408

Radio & Television Broadcasters - 1.0%
Univision Communications, Inc.*	76,900	2,250,863

Railroads - 2.0%
Canadian National Railway Co.	71,900	4,403,875

Recreational Vehicles & Boats - 1.3%
Harley-Davidson, Inc.	48,200	2,928,150

Restaurants - 2.0%
Starbucks Corp.*	69,200	4,315,312

Retail - 8.9%
Bed Bath & Beyond, Inc.*	63,800	2,541,154
Best Buy Co., Inc.	9,800	582,316
Costco Wholesale Corp.	63,200	3,059,512
Fastenal Co.	38,700	2,382,372
Home Depot, Inc.	101,900	4,355,206
Kohl’s Corp.*	44,000	2,163,480
Lowe’s Co.’s, Inc.	9,500	547,105
Nordstrom, Inc.	68,500	3,201,005
Staples, Inc.	24,700	832,637

		19,664,787

Securities Brokers & Services - 2.3%
E*Trade Financial Corp.*	104,600	1,563,770
Franklin Resources, Inc.	48,700	3,424,462

	Shares	Value

		4,988,232

Services - Commercial - 3.3%
eBay, Inc.*	35,600	4,139,568
Korn / Ferry International*	146,600	3,041,950

		7,181,518

Soaps & Household Chemicals - 0.5%
Procter & Gamble Co.	19,300	1,063,044

Telecommunications Equipment - 3.1%
Research In Motion Ltd.*	63,700	5,250,154
Telefonaktiebolaget LM Ericsson (ADR)*	48,800	1,536,712

		6,786,866

Transportation Miscellaneous - 0.6%
United Parcel Service, Inc., Class B	14,600	1,247,716

Utilities - Gas Distribution - 1.3%
Kinder Morgan, Inc.	7,800	570,414
Questar Corp.	43,800	2,232,048

		2,802,462

Utilities - Telecommunications - 4.9%
BellSouth Corp.	73,500	2,042,565
SBC Communications, Inc.	209,500	5,398,815
Western Wireless Corp.*	110,600	3,240,580

		10,681,960

Total Equity Securities (Cost $189,001,709)		218,453,443

	PRINCIPAL
CERTIFICATES OF DEPOSIT - 0.0%	AMOUNT	VALUE

ShoreBank & Trust Co., 1.20%, 2/11/05 (b)(k)	$100,000	$99,902

Total Certificates of Deposit (Cost $100,000)		99,902

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.1%

Federal Home Loan Bank Discount Notes, 1/3/05	9,000,000	8,999,500

Total U.S. Government Agencies and Instrumentalities (Cost $8,999,500)		8,999,500

TOTAL INVESTMENTS (Cost $198,101,209) - 103.5%		227,552,845

	PRINCIPAL
	AMOUNT	VALUE

Other assets and liabilities, net - (3.5%)		(7,734,747)

Net Assets - 100%		$219,818,098

*	Non-income producing security.

Abbreviations:
ADR: American Depository Receipt

(b)	This security was valued by the Board of Directors. See note A.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT IMPACT FUND
CALVERT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

EQUITY SECURITIES - 97.4%	Shares	Value

Advertising Agencies - 5.6%
Harte-Hanks, Inc.	5,700	$148,086
Omnicom Group, Inc.	1,900	160,208

		308,294

Drug & Grocery Store Chains - 2.8%
CVS Corp.	3,400	153,238

Drugs & Pharmaceuticals - 2.6%
Cardinal Health, Inc.	2,500	145,375

Finance Companies - 0.8%
Capital One Financial Corp.	500	42,105

Financial Data Processing Services - 4.3%
SunGard Data Systems, Inc.*	8,300	235,139

	Shares	Value

Financial Information Services - 4.1%
D & B Corp.*	3,800	226,670

Financial Miscellaneous - 4.4%
MBIA, Inc.	3,800	240,464

Healthcare Management Services - 3.9%
IMS Health, Inc.	9,400	218,174

Healthcare Services - 6.8%
Lincare Holdings, Inc.*	4,700	200,455
Omnicare, Inc.	5,000	173,100

		373,555

Household Equipment & Products - 2.9%
Black & Decker Corp.	1,800	158,994

Insurance - Multi - Line - 0.7%
Markel Corp.*	100	36,400

Investment Management Companies - 6.7%
Eaton Vance Corp.	3,800	198,170
T. Rowe Price Group, Inc.	2,800	174,160

		372,330

Manufacturing - 3.9%
Rayovac Corp.*	7,100	216,976

Medical & Dental - Instruments & Supplies - 7.8%
Invacare Corp.	3,800	175,788
Sybron Dental Specialties, Inc.*	7,300	258,274

		434,062

Miscellaneous Equipment - 3.4%
W.W. Grainger, Inc.	2,800	186,536

	Shares	Value

Office Furniture & Business Equipment - 6.5%
Diebold, Inc.	3,800	211,774
Steelcase, Inc.	10,800	149,472

		361,246

Publishing - Miscellaneous - 3.7%
Meredith Corp.	3,800	205,960

Publishing - Newspapers - 4.9%
McClatchy Co.	3,800	272,878

Radio & Television Broadcasters - 3.3%
Entercom Communications Corp.*	5,100	183,039

Restaurants - 2.7%
Ruby Tuesday, Inc.	5,700	148,656

Retail - 1.2%
Saks, Inc.	4,700	68,197

Securities Brokers & Services - 5.9%
Franklin Resources, Inc.	500	34,825
Legg Mason, Inc.	4,000	293,040

		327,865

Services - Commercial - 5.4%
Brink’s Co.	7,600	300,352

Telecommunications Equipment - 2.2%
Andrew Corp.*	9,100	124,033

Textiles Apparel Manufacturers - 0.9%
Jones Apparel Group, Inc.	1,400	51,198

	Shares	Value

Total Equity Securities (Cost $5,055,417)		5,391,736

Total Investments (Cost $5,055,417) - 97.4%		5,391,736
Other assets and liabilities, net - 2.6%		141,196

Net Assets - 100%		$5,532,932

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT IMPACT FUND
CALVERT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

EQUITY SECURITIES - 95.6%	Shares	Value

Advertising Agencies - 5.1%
Advo, Inc.	5,600	$199,640
Harte-Hanks, Inc.	3,700	96,126

		295,766

Banks - Outside New York City - 4.4%
Glacier Bancorp, Inc.	4,900	166,796
Wilmington Trust Corp.	2,500	90,375

		257,171

Chemicals - 3.3%
Airgas, Inc.	7,300	193,523

Consumer Products - 5.9%
American Greetings Corp.*	6,400	162,240
Matthews International Corp.	4,900	180,320

		342,560

Diversified Financial Services - 5.4%
Bisys Group, Inc.*	7,800	128,310
Jones Lang LaSalle, Inc.*	4,900	183,309

		311,619

Diversified Materials & Processing - 3.8%
Acuity Brands, Inc.	6,900	219,420

	Shares	Value

Financial Data Processing Services - 2.0%
Fair Isaac Corp.	3,100	113,708

Healthcare Management Services - 2.4%
First Health Group Corp.*	7,600	142,196

Healthcare Services - 3.2%
Apria Healthcare Group, Inc.*	5,600	184,520

Household Furnishings - 2.3%
Libbey, Inc.	6,100	135,481

Identification Control & Filter Devices - 2.4%
IDEX Corp.	3,400	137,700

Insurance - Multi-Line - 3.7%
Hilb, Rogal & Hamilton Co.	3,900	141,336
Markel Corp.*	200	72,800

		214,136

Investment Management Companies - 8.5%
Affiliated Managers Group, Inc.*	2,500	169,350
Eaton Vance Corp.	2,700	140,805
Waddell & Reed Financial, Inc.	7,700	183,953

		494,108

Manufacturing - 4.1%
Rayovac Corp.*	7,800	238,368

Medical & Dental - Instruments & Supplies - 7.8%
Invacare Corp.	3,900	180,414
Sybron Dental Specialties, Inc.*	7,600	268,888

		449,302

Office Furniture & Business Equipment - 2.3%
Steelcase, Inc.	9,600	132,864

Publishing - Miscellaneous - 3.6%
Banta Corp.	4,700	210,372

Publishing - Newspapers - 4.9%
Journal Register Co.*	11,800	228,094
Lee Enterprises, Inc.	1,200	55,296

		283,390

Radio & Television Broadcasters - 3.5%

	Shares	Value

Entercom Communications Corp.*	5,600	200,984

Restaurants - 2.9%
Ruby Tuesday, Inc.	6,500	169,520

Retail - 1.9%
Saks, Inc.	7,500	108,825

Services - Commercial - 4.0%
Brink’s Co.	5,800	229,216

Telecommunications Equipment - 2.0%
Andrew Corp.*	8,500	115,855

Textile Products - 4.1%
Interface, Inc.*	23,900	238,283

Textiles Apparel Manufacturers - 2.1%
Columbia Sportswear Co.*	2,000	119,220

Total Equity Securities (Cost $5,156,206)		5,538,107

TOTAL INVESTMENTS (Cost $5,156,206) - 95.6%		5,538,107
Other assets and liabilities, net - 4.4%		252,888

Net Assets - 100%		$5,790,995

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund, and Calvert Mid Cap Value Fund, each a series of Calvert Impact Fund, Inc. (the “Fund”), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Calvert Impact Fund, Inc. was organized as a Maryland corporation on August 10, 2000. On October 19, 2000, the Large Cap Growth Fund sold 6,667 shares (“initial shares”) valued at $100,000, to Calvert Asset Management Company, Inc., the Fund’s investment advisor. The Large Cap Growth Fund began operations on October 31, 2000 and offers four separate classes of shares. The Small Cap Value and Mid Cap Value Funds began operations on October 1, 2004 and each offers Class A shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares have no front-end or deferred sales charge. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2004, securities valued at $99,902 or 0.0% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2004, and net realized capital loss carryforwards as of September 30, 2004 with expiration dates:

	Large Cap	Small Cap
	Growth	Value	Mid Cap Value

Federal income tax cost of investments	$198,201,607	$5,156,206	$5,055,417
Unrealized appreciation	31,131,895	397,450	345,713
Unrealized depreciation	(1,780,657)	(15,549)	(9,394)
Net unrealized appreciation/ (depreciation)	$29,351,238	$381,901	$336,319

Capital Loss Carryforwards

Large Cap
Expiration Date	Growth

30-Sep-10	$3,459,944
30-Sep-11	3,057,676

$6,517,620

Capital losses may be utilized to offset current and future capital gains until expiration.

Capital Loss Carryforwards

Large Cap
Expiration Date	Growth

30-Sep-10	$3,459,944
30-Sep-11	3,057,676

$6,517,620

Capital losses may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:	/s/ Barbara Krumsiek

Barbara Krumsiek
President – Principal Executive Officer

Date:	February 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek

Barbara Krumsiek
President – Principal Executive Officer

Date:	February 28, 2005

/s/ Ronald Wolfsheimer

Ronald Wolfsheimer
Treasurer – Principal Financial Officer

Date:	February 28, 2005